Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-34041
Entity Registrant Name	Evotec SE
Entity Incorporation, State or Country Code	2M
Entity Address, Address Line One	Essener Bogen 7
Entity Address, City or Town	Hamburg
Entity Address, Country	DE
Entity Address, Postal Zip Code	22419
Title of 12(b) Security	Ordinary shares, no par value per share*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	176,952,653
ICFR Auditor Attestation Flag	true
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001412558
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	BDO AG Wirtschaftsprüfungsgesellschaft	BDO AG Wirtschaftsprüfungsgesellschaft	Ernst & Young GmbH Wirtschaftsprüfungsgesellschaft
Auditor Location	Frankfurt am Main, Germany	Frankfurt am Main, Germany	Munich, Germany
Auditor Firm ID	1010	1010	1251
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Dr. Werner Lanthaler
Entity Address, Address Line One	Essener Bogen 7
Entity Address, City or Town	Hamburg
Entity Address, Country	DE
Entity Address, Postal Zip Code	22419
City Area Code	49
Local Phone Number	40 560810
American Depositary Shares, each representing one-half of one ordinary share
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one-half of one ordinary share
Trading Symbol	EVO
Security Exchange Name	NASDAQ